Retail | Term Portfolio
Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2014
Prospectus

The Board of Trustees has approved, subject to shareholder approval and regulatory review, proposals to modify Cash Portfolio's investment strategies so that the fund may operate as a government money market fund. These proposals include modifications to Cash Portfolio's fundamental concentration policy so that it would be prohibited from investing more than 25% of its total assets in the financial services industry and revisions to the fund's other fundamental investment policies that are consistent with the fund operating as a government money market fund. A meeting of shareholders of Cash Portfolio will be held on October 22, 2015, to vote on these proposals. If approved by shareholders, Cash Portfolio will make other changes necessary to operate as a government money market fund, including adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), and changing its name to "Government Portfolio." If approved, Cash Portfolio currently anticipates that these changes will take effect in the first quarter of 2016.